Schedule Of Lease Cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease cost	¥ 15,263	¥ 17,460	¥ 16,903
Short-term lease cost	7,790	9,706	12,895
Total lease cost	¥ 23,053	¥ 27,166	¥ 29,798